Subsequent Events (10K) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended						0 Months Ended
	Aug. 14, 2013 security	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Nov. 30, 2011	Aug. 14, 2013 Subsequent Event [Member] security	Mar. 31, 2013 Subsequent Event [Member] property	Dec. 31, 2012 Subsequent Event [Member] property	Dec. 31, 2012 Changes Reflected In Previous Adjustment [Member] Subsequent Event [Member] property	Dec. 31, 2012 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Jan. 10, 2013 First State Bank In Fremont, Nebraska [Member] Subsequent Event [Member] property	Dec. 31, 2012 First State Bank In Fremont, Nebraska [Member] Subsequent Event [Member]	Nov. 30, 2011 Elkhorn Valley Bank [Member] property	Mar. 31, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member] Subsequent Event [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member] Amendment [Member] Subsequent Event [Member]	Feb. 13, 2013 Guesthouse Inn in Ellenton, Florida [Member] Subsequent Event [Member] room	Feb. 13, 2013 Days Inn in Fredericksburg, Virginia [Member] Subsequent Event [Member] room
Subsequent Event [Line Items]
Loans payable to Bank amount											$ 2.4			$ 2.9			$ 2.9
Annual interest rate of debt					4.50%						5.50%				5.50%	6.25%	5.50%	6.25%
Number of hotels to secure loan											4		2
Maturity date of debt												Sep. 01, 2016
Number of hotel rooms																			63	120
Proceeds from sale of properties				$ 0.60															$ 1.26	$ 2.05
Reverse stock split ratio	0.125					0.125
Number of hotels held for sale		34	34	36			34	36
Additional number of hotels classified as held for sale									7	8
Number of hotels reclassified as held for use										1